Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
July 31, 2025
AEA-NPRT3-0925
1.804857.121
Common Stocks - 97.4%
	Shares	Value ($)
CHINA - 37.0%
Communication Services - 8.7%
Interactive Media & Services - 8.7%
Tencent Holdings Ltd	628,748	44,020,057
Consumer Discretionary - 7.1%
Automobile Components - 0.4%
Keboda Technology Co Ltd A Shares (China)	115,100	828,308
Ningbo Tuopu Group Co Ltd A Shares (China)	171,400	1,088,833
		1,917,141
Automobiles - 1.5%
BYD Co Ltd A Shares (China)	371,700	5,399,535
BYD Co Ltd H Shares	150,766	2,201,313
		7,600,848
Broadline Retail - 4.7%
Alibaba Group Holding Ltd	313,837	4,718,470
PDD Holdings Inc Class A ADR (a)	165,884	18,819,540
		23,538,010
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group Inc ADR	41,508	1,830,918
Hotels, Restaurants & Leisure - 0.2%
Trip.com Group Ltd	20,467	1,270,641
TOTAL CONSUMER DISCRETIONARY		36,157,558

Consumer Staples - 0.7%
Tobacco - 0.7%
Smoore International Holdings Ltd (b)(c)	1,363,180	3,675,683
Financials - 1.3%
Consumer Finance - 0.3%
LexinFintech Holdings Ltd Class A ADR	201,376	1,282,765
Insurance - 1.0%
Ping An Insurance Group Co of China Ltd H Shares	767,291	5,267,732
TOTAL FINANCIALS		6,550,497

Health Care - 8.8%
Biotechnology - 0.4%
Innovent Biologics Inc (a)(b)(c)	170,442	2,109,749
Health Care Equipment & Supplies - 4.8%
AK Medical Holdings Ltd (b)(c)	3,323,469	2,897,885
Beijing Chunlizhengda Medical Instruments Co Ltd A Shares (China)	211,900	647,562
Kangji Medical Holdings Ltd (d)(e)	495,531	531,512
Microport Cardioflow Medtech Corp (a)(b)(c)(e)	3,438,401	610,313
MicroPort NeuroScientific Corp (e)	213,838	390,508
MicroTech Medical Hangzhou Co Ltd H Shares (a)(b)(c)	457,762	407,244
Peijia Medical Ltd (a)(b)(c)	3,323,649	3,637,239
Shandong Weigao Orthopaedic Device Co Ltd A Shares (China)	687,400	2,817,024
Shanghai Aohua Photoelectricity Endoscope Co Ltd A Shares (China)	85,930	599,093
Shanghai MicroPort Endovascular MedTech Group Co Ltd A Shares (China)	34,764	530,990
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	145,939	4,676,318
Sonoscape Medical Corp A Shares (China)	130,800	580,627
Tofflon Science & Technology Group Co Ltd A Shares (China)	655,286	1,390,157
Zylox-Tonbridge Medical Technology Co Ltd H Shares (b)(c)	1,461,319	4,407,618
		24,124,090
Health Care Providers & Services - 0.2%
Guangzhou Kingmed Diagnostics Group Co Ltd A Shares (China)	100,756	430,857
Kindstar Globalgene Technology Inc (b)(c)	2,507,460	479,861
		910,718
Life Sciences Tools & Services - 3.2%
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	71,008	669,078
Joinn Laboratories China Co Ltd A Shares (China)	195,036	860,281
Wuxi Apptec Co Ltd H Shares (b)(c)(e)	240,225	3,204,414
WuXi XDC Cayman Inc (a)	1,555,289	11,305,864
		16,039,637
Pharmaceuticals - 0.2%
Asymchem Laboratories Tianjin Co Ltd H Shares (b)(c)(e)	66,290	897,847
TOTAL HEALTH CARE		44,082,041

Industrials - 3.9%
Electrical Equipment - 1.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	81,780	2,990,975
Sieyuan Electric Co Ltd A Shares (China)	219,800	2,377,444
Sungrow Power Supply Co Ltd A Shares (China)	251,000	2,502,814
Warom Technology Inc Co A Shares (China)	201,400	589,378
		8,460,611
Machinery - 1.8%
Beijing Sinohytec Co Ltd A Shares (a)	162,035	509,525
Estun Automation Co Ltd A Shares (a)	348,300	1,011,908
Estun Automation Co Ltd A Shares (China) (a)	406,600	1,181,285
Leader Harmonious Drive Systems Co Ltd A Shares (China)	101,000	1,811,756
Shenzhen Inovance Technology Co Ltd A Shares (China)	291,100	2,550,315
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	616,600	2,256,939
		9,321,728
Marine Transportation - 0.4%
SITC International Holdings Co Ltd	564,564	1,825,383
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (a)	9	1
TOTAL INDUSTRIALS		19,607,723

Information Technology - 6.4%
IT Services - 1.3%
GDS Holdings Ltd Class A ADR (a)(e)	81,600	2,943,312
Vnet Group Inc Class A ADR (a)	429,400	3,568,314
		6,511,626
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	452,700	12,392,900
Flat Glass Group Co Ltd A Shares (China)	670,752	1,511,594
Kingsemi Co Ltd A Shares (China)	154,045	2,434,208
NAURA Technology Group Co Ltd A Shares (China)	61,793	2,866,967
SG Micro Corp A Shares (China)	39,780	392,602
Silergy Corp	40,000	429,293
Skyverse Technology Co Ltd A Shares (a)	101,600	1,234,269
		21,261,833
Software - 0.9%
Beijing Kingsoft Office Software Inc A Shares (China)	35,100	1,522,388
Empyrean Technology Co Ltd A Shares	33,200	505,463
Glodon Co Ltd A Shares (China)	1,358,681	2,456,500
		4,484,351
TOTAL INFORMATION TECHNOLOGY		32,257,810

Materials - 0.1%
Chemicals - 0.1%
Weihai Guangwei Composites Co Ltd A Shares (China)	137,544	578,394
TOTAL CHINA		186,929,763
HONG KONG - 2.6%
Communication Services - 0.1%
Entertainment - 0.1%
Huanxi Media Group Ltd (a)(e)	9,140,292	420,982
Financials - 1.9%
Capital Markets - 0.8%
Hong Kong Exchanges & Clearing Ltd	76,065	4,116,547
Insurance - 1.1%
AIA Group Ltd	586,498	5,468,609
TOTAL FINANCIALS		9,585,156

Industrials - 0.6%
Air Freight & Logistics - 0.6%
J&T Global Express Ltd B Shares (a)	2,222,385	2,923,448
TOTAL HONG KONG		12,929,586
INDIA - 26.3%
Consumer Discretionary - 10.2%
Automobiles - 0.5%
Hyundai Motor India Ltd	95,197	2,336,286
Broadline Retail - 0.3%
Vishal Mega Mart Ltd	1,011,925	1,607,279
Hotels, Restaurants & Leisure - 9.2%
Devyani International Ltd (a)	231,978	429,883
Eternal Ltd (a)	5,534,431	19,332,396
ITC Hotels Ltd	1,233,896	3,237,161
Juniper Hotels Ltd (a)	206,247	686,686
MakeMyTrip Ltd (a)(e)	209,274	19,585,954
Sapphire Foods India Ltd (a)	149,113	537,027
Schloss Bangalore Ltd	34,847	163,598
Travel Food Services Ltd (f)	72,098	855,454
Travel Food Services Ltd (f)	72,098	855,454
Travel Food Services Ltd	32,054	380,325
		46,063,938
Household Durables - 0.1%
Amber Enterprises India Ltd (a)	7,586	685,492
Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd	925	514,727
TOTAL CONSUMER DISCRETIONARY		51,207,722

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Reliance Industries Ltd	226,765	3,584,265
Financials - 7.3%
Banks - 3.5%
HDFC Bank Ltd/Gandhinagar	643,728	14,785,172
Kotak Mahindra Bank Ltd	139,050	3,135,538
		17,920,710
Capital Markets - 1.4%
360 ONE WAM Ltd	198,239	2,374,835
HDFC Asset Management Co Ltd (b)(c)	43,938	2,826,206
Nuvama Wealth Management Ltd	21,916	1,807,359
		7,008,400
Consumer Finance - 1.7%
Bajaj Finance Ltd	415,710	4,163,740
HDB Financial Services Ltd (a)	135,840	1,169,059
HDB Financial Services Ltd (f)	131,300	1,129,987
Shriram Finance Ltd	264,004	1,892,447
		8,355,233
Financial Services - 0.4%
Bajaj Housing Finance Ltd (a)	1,415,272	1,830,265
Insurance - 0.3%
HDFC Life Insurance Co Ltd (b)(c)	147,114	1,265,119
Niva Bupa Health Insurance Co Ltd (a)	532,024	529,294
		1,794,413
TOTAL FINANCIALS		36,909,021

Health Care - 2.5%
Health Care Providers & Services - 0.9%
Aster DM Healthcare Ltd (b)(c)	86,670	596,202
Dr Agarwal's Health Care Ltd	650,013	3,369,149
Vijaya Diagnostic Centre Ltd	41,557	507,935
		4,473,286
Life Sciences Tools & Services - 1.6%
Divi's Laboratories Ltd	12,734	954,399
SAI Life Sciences Ltd (a)(b)(c)	416,886	3,832,579
Syngene International Ltd (b)(c)	406,356	3,302,281
		8,089,259
TOTAL HEALTH CARE		12,562,545

Industrials - 5.6%
Aerospace & Defense - 1.2%
Bharat Electronics Ltd	208,465	906,413
Hindustan Aeronautics Ltd (c)	102,834	5,297,009
		6,203,422
Air Freight & Logistics - 1.9%
Delhivery Ltd (a)	1,961,646	9,491,324
Commercial Services & Supplies - 0.1%
SIS Ltd (a)	106,390	468,412
Construction & Engineering - 0.1%
Afcons Infrastructure Ltd	107,291	485,667
Passenger Airlines - 0.6%
InterGlobe Aviation Ltd (a)(b)(c)	45,040	3,025,162
Professional Services - 1.2%
Computer Age Management Services Ltd	123,807	5,250,158
International Gemmological Institute India Ltd	220,867	988,821
		6,238,979
Transportation Infrastructure - 0.5%
GMR Airports Ltd (a)	2,257,341	2,306,036
TOTAL INDUSTRIALS		28,219,002

TOTAL INDIA		132,482,555
INDONESIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	4,633,739	2,322,410
Bank Rakyat Indonesia Persero Tbk PT	3,244,597	726,565
Bank Syariah Indonesia Tbk PT	3,467,185	572,381

TOTAL INDONESIA		3,621,356
JAPAN - 0.6%
Information Technology - 0.6%
Software - 0.6%
Freee KK (a)	48,883	1,313,898
Money Forward Inc (a)	48,079	1,901,399

TOTAL JAPAN		3,215,297
KOREA (SOUTH) - 8.2%
Communication Services - 2.3%
Interactive Media & Services - 2.3%
Kakao Corp	240,235	9,903,930
NAVER Corp	11,095	1,855,873
		11,759,803
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Delivery Hero SE (a)(b)(c)	104,639	3,139,395
Financials - 0.5%
Financial Services - 0.5%
Kakao Pay Corp (a)	60,545	2,756,009
Industrials - 1.7%
Aerospace & Defense - 1.2%
Hanwha Aerospace Co Ltd	4,099	2,906,647
Korea Aerospace Industries Ltd	44,372	2,986,598
		5,893,245
Machinery - 0.5%
Samsung Heavy Industries Co Ltd (a)	214,667	2,912,252
TOTAL INDUSTRIALS		8,805,497

Information Technology - 3.1%
IT Services - 0.2%
Gabia Inc	64,100	1,151,085
Semiconductors & Semiconductor Equipment - 1.9%
SK Hynix Inc	47,460	9,142,535
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	94,284	4,775,850
TOTAL INFORMATION TECHNOLOGY		15,069,470

TOTAL KOREA (SOUTH)		41,530,174
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	10,604	2,266,817
SINGAPORE - 2.7%
Communication Services - 2.3%
Entertainment - 2.3%
Sea Ltd Class A ADR (a)	75,095	11,763,632
Financials - 0.4%
Banks - 0.4%
Oversea-Chinese Banking Corp Ltd	84,847	1,099,546
United Overseas Bank Ltd	28,057	779,500
		1,879,046
TOTAL SINGAPORE		13,642,678
SOUTH AFRICA - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Naspers Ltd Class N	10,000	3,099,112
SWITZERLAND - 0.2%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Yunnan Botanee Bio-Technology Group Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 2/24/2027 (a)(b)	69,999	432,956
Information Technology - 0.1%
Software - 0.1%
Zwsoft Co Ltd Guangzhou Class A ELS (UBS AG London Branch Warrant Program) warrants 9/25/2025 (a)(b)	79,634	686,605
TOTAL SWITZERLAND		1,119,561
TAIWAN - 17.5%
Information Technology - 17.5%
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	137,000	1,957,316
E Ink Holdings Inc	211,000	1,433,502
Unimicron Technology Corp	218,000	987,334
		4,378,152
Semiconductors & Semiconductor Equipment - 16.6%
Global Unichip Corp	27,000	1,078,837
MediaTek Inc	112,000	5,060,428
Taiwan Semiconductor Manufacturing Co Ltd	1,540,393	59,170,220
Taiwan Semiconductor Manufacturing Co Ltd ADR	77,688	18,770,974
		84,080,459
TOTAL TAIWAN		88,458,611
UNITED STATES - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp (a)(d)(g)	6,000	1,272,000
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (a)	17,514	987,089
TOTAL UNITED STATES		2,259,089
VIETNAM - 0.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Vietnam Dairy Products JSC	491,921	1,141,067
TOTAL COMMON STOCKS (Cost $314,465,402)		492,695,666

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
ByteDance Ltd Series E1 (a)(d)(g)	11,980	2,810,628
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(d)(g)	56,711	453,688
TOTAL CHINA		3,264,316
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (d)(g)	145,320	213,620
Meesho Series E (d)(g)	24,180	35,545
Meesho Series F (d)(g)	22,830	33,560

TOTAL INDIA		282,725
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,297,317)		3,547,041

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd (Cost $990,005)	31,784	1,300,725

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	11,939,389	11,941,777
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	12,486,466	12,487,715
TOTAL MONEY MARKET FUNDS (Cost $24,429,492)			24,429,492

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $342,182,216)	521,972,924
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(15,886,998)
NET ASSETS - 100.0%	506,085,926

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,434,358 or 8.2% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $45,611,806 or 9.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,840,895 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,819,041 or 1.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	1,312,699

dMed Biopharmaceutical Co Ltd Series C	12/01/20	805,475

Meesho Series D-2	7/15/24	135,632

Meesho Series E	7/15/24	22,568

Meesho Series F	7/15/24	20,944

Space Exploration Technologies Corp	2/16/21	251,994

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
HDB Financial Services Ltd	9/27/2025

Travel Food Services Ltd	10/7/2025

Travel Food Services Ltd	8/8/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,590,074	144,090,806	137,739,103	217,845	-	-	11,941,777	11,939,389	0.0%
Fidelity Securities Lending Cash Central Fund	25,479,124	154,954,859	167,946,268	323,091	-	-	12,487,715	12,486,466	0.0%
Total	31,069,198	299,045,665	305,685,371	540,936	-	-	24,429,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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